Property and Equipment, Net - Summary of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Purchased Software [Member] USD ($)	Dec. 31, 2013 Purchased Software [Member] CNY	Dec. 31, 2012 Purchased Software [Member] CNY	Dec. 31, 2013 Electronic Equipment [Member] USD ($)	Dec. 31, 2013 Electronic Equipment [Member] CNY	Dec. 31, 2012 Electronic Equipment [Member] CNY	Dec. 31, 2013 Office Equipment [Member] USD ($)	Dec. 31, 2013 Office Equipment [Member] CNY	Dec. 31, 2012 Office Equipment [Member] CNY	Dec. 31, 2013 Motor Vehicles [Member] USD ($)	Dec. 31, 2013 Motor Vehicles [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] USD ($)	Dec. 31, 2013 Leasehold Improvements [Member] CNY	Dec. 31, 2012 Leasehold Improvements [Member] CNY
At cost:
Property and equipment, gross	$ 17,595	106,517	63,391	$ 1,298	7,858	3,477	$ 14,907	90,248	54,310	$ 93	563	532	$ 525	3,176	1,891	$ 772	4,672	3,181
Less: Accumulated depreciation	(8,031)	(48,620)	(23,533)
Property and equipment, net	$ 9,564	57,897	39,858